Sprott Funds Trust

Supplement dated September 11, 2025
to the Summary Prospectus, Prospectus and the Statement of Additional Information (“SAI”)
of each fund listed in Schedule A

Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., sub-adviser to each of the exchanged traded funds listed in Schedule A below (the “Funds”), is no longer a portfolio manager of the Funds. Accordingly, all information and references to Mr. Hicks in the Summary Prospectus, Prospectus and SAI of each Fund are deleted in their entirety.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
Sprott Gold Miners ETF	April 30, 2025
Sprott Junior Gold Miners ETF	April 30, 2025
Sprott Uranium Miners ETF	April 30, 2025
Sprott Junior Uranium Miners ETF	April 30, 2025
Sprott Copper Miners ETF	April 30, 2025
Sprott Junior Copper Miners ETF	April 30, 2025
Sprott Nickel Miners ETF	April 30, 2025
Sprott Lithium Miners ETF	April 30, 2025
Sprott Critical Materials ETF	April 30, 2025
Sprott Silver Miners & Physical Silver ETF	April 30, 2025
Sprott Active Gold & Silver Miners ETF	April 30, 2025

Please retain this supplement for future reference.